Information Related to DSUs (Detail) (Deferred Share Unit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	396,306	388,346
Number of PSUs\DSUs, granted	167,435	67,306
Number of PSUs\DSUs\RSUs units, in lieu of dividends	6,821	7,732
Number of DSUs redeemed	(212,822)	(67,078)
Ending Balance	357,740	396,306